Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Continuing operations [member]		Discontinued operations [member]	Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Continuing operations [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member]	Called up share capital and share premium [member]		Called up share capital and share premium [member] Continuing operations [member] [1]	Called up share capital and share premium [member] Discontinued operations [member]	[1]	Other equity instruments [member]		Other equity instruments [member] Continuing operations [member] [1]	Other equity instruments [member] Discontinued operations [member]	[1]	Other reserves [member]		Other reserves [member] Continuing operations [member] [2]	Other reserves [member] Discontinued operations [member]	[2]	Retained earnings [member]	Retained earnings [member] Continuing operations [member]	Retained earnings [member] Discontinued operations [member]	Non-controlling interests [member]	Non-controlling interests [member] Continuing operations [member]	Non-controlling interests [member] Discontinued operations [member]
Equity, adjusted balance		£ 71,365					£ 64,873			£ 21,842	[1]				£ 6,449	[1]				£ 5,876	[2]				£ 30,706			£ 6,492
Beginning Balance, equity at Dec. 31, 2016		71,365					64,873			21,842					6,449					6,051	[2]				30,531			6,492
Effects of changes in accounting policies	[3]	(2,150)					(2,150)			0	[1]				0	[1]				(136)					(2,014)			0
Profit after tax		1,475	[4]	£ 1,301				£ 1,052				£ 0					£ 639					£ 0				£ 413			£ 249
Currency translation movements				(1,337)	[5]			(1,336)				0					0					(1,336)				0			(1)
Available for sale investments				449	[6]			449				0					0					449				0			0
Cash flow hedges				(948)				(948)				0					0					(948)				0			0
Retirement benefit remeasurements				53				53				0					0					0				53			0
Own credit reserve				(11)				(11)				0					0					(11)				0			0
Other				(5)				(5)				0					0					0				(5)			0
Total comprehensive income/(loss) for the year		(1,218)				£ (894)	(1,749)	£ (746)	£ (1,003)	0	[1]	£ 0	£ 0		639	[1]	£ 639	£ 0		(514)	[2]	£ (1,846)	£ 1,332		(1,874)	£ 461	£ (2,335)	357	£ 248	£ 109
Issue of new ordinary shares		117					117			117	[1]				0	[1]				0	[2]				0			0
Issue of shares under employee share schemes		591					591			86	[1]				0	[1]				0	[2]				505			0
Issue and exchange of other equity instruments		2,490					2,490			0	[1]				2,490	[1]				0	[2]				0			0
Other equity instruments coupons paid		(465)					(465)			0	[1]				(639)	[1]				0	[2]				174			0
Redemption of preference shares, value		(1,339)					(479)			0	[1]				0	[1]				0	[2]				(479)			(860)
Increase in treasury shares		(315)					(315)			0	[1]				0	[1]				(315)	[2]				0			0
Vesting of shares under employee share schemes		(307)					(307)			0	[1]				0	[1]				329	[2]				(636)			0
Dividends paid		(924)					(509)			0	[1]				0	[1]				0	[2]				(509)			(415)
Net equity impact of partial BAGL disposal		(3,821)					(359)			0	[1]				0	[1]				0	[2]				(359)			(3,462)
Other reserve movements		16					17			0	[1]				2	[1]				7	[2]				8			(1)
Ending Balance, equity at Dec. 31, 2017		66,016					63,905			22,045	[1]				8,941	[1]				5,383	[2]				27,536			2,111
Equity, adjusted balance		63,866					61,755			22,045	[1]				8,941	[1]				5,247	[2]				25,522			2,111
Profit after tax	[7]	2,583	[4]				2,349			0	[1]				752	[1]				0					1,597			234
Currency translation movements		834		834	[5]		834			0	[1]				0	[1]				834	[2]				0			0
Available for sale investments	[6]			0
Fair value through other comprehensive income reserve		(486)					(486)			0	[1]				0	[1]				(486)	[2]				0			0
Cash flow hedges		(501)					(501)			0	[1]				0	[1]				(501)	[2]				0			0
Retirement benefit remeasurements		313					313			0	[1]				0	[1]				0	[2]				313			0
Own credit reserve		58					58			0	[1]				0	[1]				58	[2]				0			0
Other		30		30			30			0	[1]				0	[1]				0	[2]				30			0
Total comprehensive income/(loss) for the year		2,831		2,831		0	2,597			0	[1]				752	[1]				(95)	[2]				1,940			234
Issue of new ordinary shares		88					88			88	[1]				0	[1]				0	[2]				0			0
Issue of shares under employee share schemes		500					500			51	[1]				0	[1]				0	[2]				449			0
Capital reorganisation		0					0			(17,873)	[1]				0	[1]				0					17,873			0
Issue and exchange of other equity instruments		384					384			0	[1]				692	[1]				0	[2]				(308)			0
Other equity instruments coupons paid		(752)					(752)			0	[1]				(752)	[1]				0	[2]				0			0
Redemption of preference shares, value		(2,041)					(732)			0	[1]				0	[1]				0	[2]				(732)			(1,309)
Debt to equity reclassification	[8]	419					0			0	[1]				0	[1]				0					0			419
Increase in treasury shares		(267)					(267)			0	[1]				0	[1]				(267)	[2]				0			0
Vesting of shares under employee share schemes		(231)					(231)			0	[1]				0	[1]				268	[2]				(499)			0
Dividends paid		(1,002)					(768)			0	[1]				0	[1]				0	[2]				(768)			(234)
Other reserve movements		(16)					(18)			0	[1]				(1)	[1]				0	[2]				(17)			2
Ending Balance, equity at Dec. 31, 2018		63,779					62,556			4,311	[1]				9,632	[1]				5,153	[2]				43,460			1,223
Profit after tax		3,354					3,274			0	[1]				813	[1]				0	[2]				2,461			80
Currency translation movements		(544)	[9]	(544)	[5]		(544)			0	[1]				0	[1]				(544)	[2]				0			0
Fair value through other comprehensive income reserve		71					71			0	[1]				0	[1]				71	[2]				0			0
Cash flow hedges		342					342			0	[1]				0	[1]				342	[2]				0			0
Retirement benefit remeasurements		(194)					(194)			0	[1]				0	[1]				0	[2]				(194)			0
Own credit reserve		(252)					(252)			0	[1]				0	[1]				(252)	[2]				0			0
Other		16		16			16			0	[1]				0	[1]				0	[2]				16			0
Total comprehensive income/(loss) for the year		2,793		£ 2,793		£ 0	2,713			0	[1]				813	[1]				(383)	[2]				2,283			80
Issue of new ordinary shares		182					182			182	[1]				0	[1]				0	[2]				0			0
Issue of shares under employee share schemes		579					579			101	[1]				0	[1]				0	[2]				478			0
Issue and exchange of other equity instruments		832					832			0	[1]				1,238	[1]				0	[2]				(406)			0
Other equity instruments coupons paid		(813)					(813)			0	[1]				(813)	[1]				0	[2]				0			0
Redemption of preference shares, value		0					0			0	[1]				0	[1]				0	[2]				0			0
Increase in treasury shares		(224)					(224)			0	[1]				0	[1]				(224)	[2]				0			0
Vesting of shares under employee share schemes		(190)					(190)			0	[1]				0	[1]				214	[2]				(404)			0
Dividends paid		(1,281)					(1,201)			0	[1]				0	[1]				0	[2]				(1,201)			(80)
Other reserve movements		3					(5)			0	[1]				1	[1]				0	[2]				(6)			8
Ending Balance, equity at Dec. 31, 2019		£ 65,660					£ 64,429			£ 4,594	[1]				£ 10,871	[1]				£ 4,760	[2]				£ 44,204			£ 1,231

[1]	For further details refer to Note 28
[2]	For further details refer to Note 29
[3]

Effects of changes in accounting policy relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

[4]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[5]	Includes £ 15 m gain ( 2018 : £ 4 1 m loss; 2017 : £ 1 89 m loss ) on recycling of currency translation differences
[6]	F ollowing the adoption of IFRS 9 Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve
[7]

From 2019, due to an IAS 12 update, the tax relief on payme nts in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing profit after tax by £ 211 m. Further detail can be found in Note 1

[8]	Following a review of subordinated liabilities issued by Barclays Bank PLC, certain instruments deemed to have characteristics that qualify them as equity have been reclassified
[9]	Includes £ 15 m gain ( 2018 : £ 4 1 m loss; 2017 : £ 1 89 m loss ) on recycling of currency translation differences .